Debt - Additional information (Details) $ in Millions				9 Months Ended
	Jun. 15, 2023 USD ($)	Aug. 09, 2022 USD ($)	Aug. 05, 2022 USD ($) item subsidiary	Sep. 30, 2023 item facility	Sep. 30, 2023 item	Sep. 30, 2023 USD ($)	Sep. 30, 2023
Number of loan facilities				3	1
Number of vessels with loans | item				19
Required minimum cash and cash equivalents						$ 18.8
Minimum Net Worth Required						200.0
Minimum [Member]
Required Minimum Solvency Covenant				30.00%
Cash and Cash Equivalent Percentage							5.00%
Fair market Value Percentage				130.00%
Nordea SEB Revolving Facility
Number of vessels with loans | item				6
Number of vessels previously financed under lease arrangments | item			12
Number of subsidiaries | subsidiary			12
Line of Credit Facility, Maximum Borrowing Capacity			$ 185.0
Number of days to provide notice for draw down or repayment of debt				5 days
Revolving credit facility drawn down						5.0
Revolving credit facility undrawn						161.1
Cash and Cash Equivalent Percentage							60.00%
Nordea SEB Revolving Facility | SOFR
Debt Instrument, Basis Spread on Variable Rate				2.50%
ABN CACIB Joint Bank Facility
Number of vessels with loans | item			7
Number of vessels previously financed under lease arrangments | item			3
Number of subsidiaries | subsidiary			7
Payment terms			quarterly
Revolving credit facility drawn down			$ 108.0			$ 0.0
Outstanding balance	$ 49.2
ABN CACIB Joint Bank Facility | SOFR
Debt Instrument, Basis Spread on Variable Rate			2.50%
ABN AMRO Revolving Facility
Line of Credit Facility, Maximum Borrowing Capacity		$ 15.0
ABN AMRO Revolving Facility | SOFR
Debt Instrument, Basis Spread on Variable Rate		3.90%